Fair Value Measurements - Summary of Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Small Business Administration loan pools	$ 693	$ 1,084	$ 7,994
Obligations of state and political subdivisions	40,993	48,482	52,059
Mortgage backed securities	44,070	54,217	65,394
Total	85,756	103,783	125,447
Fair Value, Inputs, Level 1 [Member]
Assets:
Small Business Administration loan pools	0	0	0
Obligations of state and political subdivisions	0	0	0
Mortgage backed securities	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Small Business Administration loan pools	693	1,084	7,994
Obligations of state and political subdivisions	40,993	48,482	52,059
Mortgage backed securities	44,070	54,217	65,394
Total	85,756	103,783	125,447
Fair Value, Inputs, Level 3 [Member]
Assets:
Small Business Administration loan pools	0	0	0
Obligations of state and political subdivisions	0	0	0
Mortgage backed securities	0	0	0
Total	$ 0	$ 0	$ 0